Shareholder Report, Holdings (Details)	Jan. 31, 2025
Carbon Collective Climate Solutions U.S. Equity ETF | Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Carbon Collective Climate Solutions U.S. Equity ETF | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Carbon Collective Climate Solutions U.S. Equity ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Carbon Collective Climate Solutions U.S. Equity ETF | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Carbon Collective Climate Solutions U.S. Equity ETF | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Carbon Collective Climate Solutions U.S. Equity ETF | Southern Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Carbon Collective Climate Solutions U.S. Equity ETF | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Carbon Collective Climate Solutions U.S. Equity ETF | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Carbon Collective Climate Solutions U.S. Equity ETF | Carrier Global Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Carbon Collective Climate Solutions U.S. Equity ETF | Nucor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Carbon Collective Climate Solutions U.S. Equity ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Carbon Collective Climate Solutions U.S. Equity ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Carbon Collective Climate Solutions U.S. Equity ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Carbon Collective Climate Solutions U.S. Equity ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Carbon Collective Climate Solutions U.S. Equity ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Carbon Collective Climate Solutions U.S. Equity ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Carbon Collective Climate Solutions U.S. Equity ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Carbon Collective Climate Solutions U.S. Equity ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Carbon Collective Climate Solutions U.S. Equity ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Carbon Collective Climate Solutions U.S. Equity ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Carbon Collective Short Duration Green Bond ETF | AES Corp., 1.38%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Carbon Collective Short Duration Green Bond ETF | Public Service Co. of Oklahoma, 2.20%, 08/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Carbon Collective Short Duration Green Bond ETF | Goldman Sachs Group, Inc., 0.86% (SOFR + 0.61%), 02/12/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Carbon Collective Short Duration Green Bond ETF | Avagrind, Inc., 3.20%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Carbon Collective Short Duration Green Bond ETF | JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), 10/22/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Carbon Collective Short Duration Green Bond ETF | State Street Corp., 5.75% (SOFR + 1.35%), 11/04/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Carbon Collective Short Duration Green Bond ETF | Santander Holdings USA, Inc., 5.81% (SOFR + 2.33%), 09/09/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Carbon Collective Short Duration Green Bond ETF | Ambipar Lux Sarl, 9.88%, 02/06/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Carbon Collective Short Duration Green Bond ETF | NextEra Energy Capital Holdings, Inc., 5.20% (SOFR + 0.80%), 02/04/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Carbon Collective Short Duration Green Bond ETF | Sonoco Products Co., 1.80%, 02/01/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Carbon Collective Short Duration Green Bond ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Carbon Collective Short Duration Green Bond ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Carbon Collective Short Duration Green Bond ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Carbon Collective Short Duration Green Bond ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Carbon Collective Short Duration Green Bond ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Carbon Collective Short Duration Green Bond ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Carbon Collective Short Duration Green Bond ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%